SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
32. SUBSEQUENT EVENTS

1)	Extension of loan receivable and short-term borrowing

On March 7, 2018, we mutually agreed with Sino Accord and Suzhou Zhixinliren to extend the maturity date for repayment of the loans for an additional year. Accordingly, both loans are now due in April 2019 and still interest-free. See Note 9 and 15 for further details.

The Company does not identify any other events with material financial impact on the Group’s consolidated financial statements.